As filed with the Securities and Exchange Commission on December 28, 2017

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 204	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 205	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Karen Gilomen

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on December 29, 2017, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 196 to its Registration Statement until December 29, 2017. Post-Effective Amendment No. 196 to the Registrant’s Registration Statement relates to Investor Class, C, I, L and Investor Class II shares of the RiverFront Global Growth Fund and to Investor Class, C and I shares of the RiverFront Global Allocation Fund, the RiverFront Dynamic Equity Income Fund, the RiverFront Moderate Growth & Income Fund and the RiverFront Conservative Income Builder, each a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 196 under the Securities Act of 1933 and Amendment No. 197 under the Investment Company Act of 1940, filed on July 21, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 204 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on December 28, 2017.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President and Trustee	December 28, 2017
Edmund J. Burke

/s/ Jeremy W. Deems	Trustee	December 28, 2017
Jeremy W. Deems*

/s/ Mary K. Anstine	Chairman and Trustee	December 28, 2017
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	December 28, 2017
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	December 28, 2017
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	December 28, 2017
Kimberly R. Storms

*	Signature affixed by Karen Gilomen pursuant to a power of attorney dated December 13, 2016 filed on December 27, 2016.